Summary of principal accounting policies (Details 2)	6 Months Ended			12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Product Information [Line Items]
Total revenue	$ 7,092,302	¥ 50,490,097	¥ 42,299,076	$ 15,449,939	¥ 109,988,114	¥ 41,606,354
Total cost of revenue	1,637,977	11,660,757	11,792,062	5,381,937	38,314,009	22,264,972
Total cost of revenue	$ (1,637,977)	¥ (11,660,757)	¥ (11,792,062)	$ (5,381,937)	¥ (38,314,009)	¥ (22,264,972)
Cost Of Revenue [Member] | Product Concentration Risk [Member] | Total Cost Of Revenue [Member]
Product Information [Line Items]
Total revenue percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
DAKA Merchant Membership Services Revenue [Member]
Product Information [Line Items]
Total revenue	$ 542,934	¥ 3,865,144	¥ 39,037,736	$ 14,419,594	¥ 102,653,093	¥ 0
DAKA Merchant Membership Services Revenue [Member] | Sales Revenue [Member] | Product Concentration Risk [Member]
Product Information [Line Items]
Total revenue percentage	100.00%	100.00%	100.00%	100.00%	100.00%	0.00%
DAKA Merchant Membership Services Revenue [Member] | Technical Service [Member]
Product Information [Line Items]
Total revenue	$ 283,667	¥ 2,019,424	¥ 0	$ 7,428,036	¥ 52,880,190	¥ 0
DAKA Merchant Membership Services Revenue [Member] | Technical Service [Member] | Sales Revenue [Member] | Product Concentration Risk [Member]
Product Information [Line Items]
Total revenue percentage	52.30%	52.30%	0.00%	51.50%	51.50%	0.00%
DAKA Merchant Membership Services Revenue [Member] | Set Up Fee Revenue [Member]
Product Information [Line Items]
Total revenue	$ 13,880	¥ 98,812	¥ 39,037,736	$ 6,909,493	¥ 49,188,679	¥ 0
DAKA Merchant Membership Services Revenue [Member] | Set Up Fee Revenue [Member] | Sales Revenue [Member] | Product Concentration Risk [Member]
Product Information [Line Items]
Total revenue percentage	2.60%	2.60%	100.00%	47.90%	47.90%	0.00%
DAKA Merchant Membership Services Revenue [Member] | Regional Agency Authorization Revenue [Member]
Product Information [Line Items]
Total revenue	$ 245,387	¥ 1,746,908	¥ 0	$ 82,065	¥ 584,224	¥ 0
DAKA Merchant Membership Services Revenue [Member] | Regional Agency Authorization Revenue [Member] | Sales Revenue [Member] | Product Concentration Risk [Member]
Product Information [Line Items]
Total revenue percentage	45.10%	45.10%	0.00%	0.60%	0.60%	0.00%
Cost Of Sports Related Product Sales [Member]
Product Information [Line Items]
Total cost of revenue	$ 1,637,769	¥ 11,659,277	¥ 1,285,375	$ 462,106	¥ 3,289,735	¥ 22,230,398
Total cost of revenue	$ (1,637,769)	¥ (11,659,277)	¥ (1,285,375)	$ (462,106)	¥ (3,289,735)	¥ (22,230,398)
Cost Of Sports Related Product Sales [Member] | Cost Of Revenue [Member] | Product Concentration Risk [Member] | Total Cost Of Revenue [Member]
Product Information [Line Items]
Total revenue percentage	99.90%	99.90%	10.90%	8.60%	8.60%	99.80%
DAKA merchant membership service cost [Member]
Product Information [Line Items]
Total cost of revenue	$ 208	¥ 1,480	¥ 10,367,650	$ 4,899,200	¥ 34,877,403	¥ 0
Total cost of revenue	$ (208)	¥ (1,480)	¥ (10,367,650)	$ (4,899,200)	¥ (34,877,403)	¥ 0
DAKA merchant membership service cost [Member] | Cost Of Revenue [Member] | Product Concentration Risk [Member] | Total Cost Of Revenue [Member]
Product Information [Line Items]
Total revenue percentage	0.10%	0.10%	87.90%	91.00%	91.00%	0.00%
DAKA merchant membership service cost [Member] | Cost Of Revenue [Member] | Product Concentration Risk [Member] | D A K A Merchant Service Costs [Member]
Product Information [Line Items]
Total revenue percentage	100.00%	100.00%	100.00%	100.00%	100.00%	0.00%
DAKA merchant membership service cost [Member] | Regional Agency Authorization Revenue [Member]
Product Information [Line Items]
Total cost of revenue				$ 0	¥ 0	¥ 0
Total cost of revenue				$ 0	¥ 0	¥ 0
DAKA merchant membership service cost [Member] | Regional Agency Authorization Revenue [Member] | Cost Of Revenue [Member] | Product Concentration Risk [Member] | D A K A Merchant Service Costs [Member]
Product Information [Line Items]
Total revenue percentage				0.00%	0.00%	0.00%
DAKA merchant membership service cost [Member] | Service Cost Related To Smart Devices [Member]
Product Information [Line Items]
Total cost of revenue				$ 2,262,464	¥ 16,106,477	¥ 0
Total cost of revenue				$ (2,262,464)	¥ (16,106,477)	¥ 0
DAKA merchant membership service cost [Member] | Service Cost Related To Smart Devices [Member] | Cost Of Revenue [Member] | Product Concentration Risk [Member] | D A K A Merchant Service Costs [Member]
Product Information [Line Items]
Total revenue percentage				46.20%	46.20%	0.00%
DAKA merchant membership service cost [Member] | Set Up Cost [Member]
Product Information [Line Items]
Total cost of revenue	$ 0	¥ 0	¥ 10,367,650	$ 2,636,736	¥ 18,770,926	¥ 0
Total cost of revenue	$ 0	¥ 0	¥ (10,367,650)	$ (2,636,736)	¥ (18,770,926)	¥ 0
DAKA merchant membership service cost [Member] | Set Up Cost [Member] | Cost Of Revenue [Member] | Product Concentration Risk [Member] | D A K A Merchant Service Costs [Member]
Product Information [Line Items]
Total revenue percentage	0.00%	0.00%	100.00%	53.80%	53.80%	0.00%
DAKA merchant membership service cost [Member] | Other Cost [Member]
Product Information [Line Items]
Total cost of revenue	$ 208	¥ 1,480	¥ 0
Total cost of revenue	$ (208)	¥ (1,480)	¥ 0
DAKA merchant membership service cost [Member] | Other Cost [Member] | Cost Of Revenue [Member] | Product Concentration Risk [Member] | D A K A Merchant Service Costs [Member]
Product Information [Line Items]
Total revenue percentage	100.00%	100.00%	0.00%
Other Cost [Member]
Product Information [Line Items]
Total cost of revenue	$ (0)	¥ (0)	¥ 139,037	$ 20,631	¥ 146,871	¥ 34,574
Total cost of revenue	$ 0	¥ 0	¥ (139,037)	$ (20,631)	¥ (146,871)	¥ (34,574)
Other Cost [Member] | Cost Of Revenue [Member] | Product Concentration Risk [Member] | Total Cost Of Revenue [Member]
Product Information [Line Items]
Total revenue percentage	0.00%	0.00%	1.20%	0.40%	0.40%	0.20%